Auditor's remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information [abstract]
Audit fees payable to PwC	$ 85.2	$ 86.6	$ 84.8
Other audit fees payable	0.9	0.9	1.2
Year ended 31 Dec	$ 86.1	$ 87.5	$ 86.0